Schedule of Investments
March 31, 2025 (unaudited)
Matthew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Value ($)(1)

Common Stocks - 99.24%

Air Courier Services - 4.01%
FedEx Corp.	45,000	10,970,100

Business Services - 1.11%
Mastercard, Inc. Class A	5,500	3,014,660
The Depository Trust & Clearing Corp. (2)	0	6,754

		3,021,414

Carpets & Rugs - 4.03%
Interface, Inc.	555,000	11,011,200

Electronic Computers - 5.00%
Apple, Inc.	61,500	13,660,995

Federal & Federally - Sponsored Credit Agencies - 8.13%
Federal Agricultural Mortgage Corp.	83,400	11,926,200
Federal Agricultural Mortgage Corp. Class A	55,000	10,313,050

		22,239,250

Finance Services - 4.23%
KKR & Co., Inc. Class A	100,000	11,561,000

Fire, Marine & Casualty Insurance - 4.96%
Berkshire Hathaway, Inc. Class A (2)	17	13,573,507

Hotels & Motels - 4.81%
Park Hotels & Resorts, Inc.	1,232,500	13,163,100

Motor Vehicles & Passenger Car Bodies - 4.74%
Tesla, Inc. (2)	50,000	12,958,000

National Commercial Bank - 4.93%
JP Morgan Chase & Co.	55,000	13,491,500

Pharmaceutical Preparations - 1.05%
Novo Nordisk A/S	41,500	2,881,760

Retail-Catalog & Mail-Order Houses - 10.09%
Amazon.com, Inc. (2)	145,000	27,587,700

Security Brokers, Dealers & Exchanges - 4.80%
Goldman Sachs Group, Inc.	24,000	13,110,960

Semiconductors & Related Devices - 18.60%
NVIDIA Corp.	438,500	47,524,630
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	3,320,000

		50,844,630

Services-Business Services, NEC - 9.99%
Mercadolibre, Inc. (2)	14,000	27,312,180

Services-Computer Programming, Data Processing, Etc. - 4.74%
Flutter Entertainment plc (2)	58,500	12,960,675

State Commercial Banks - 4.02%
East West Bancorp, Inc.	122,500	10,995,600

Total Common Stock	(Cost $ 141,182,360)	271,343,572

Money Market Fund - 0.56%

Goldman Sachs Financial Square Government Fund - 4.26% (3)	1,526,737	1,526,737

Total Money Market Registered Investment Companies	(Cost $ 1,526,737)	1,526,737

Total Investments - 99.80%	(Cost $ 142,709,097)	272,870,308

Other Liabilities Less Assets - 0.20%		541,236

Total Net Assets - 100.00%		273,411,544

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

		Investments in
Valuation Inputs		Securities
Level 1 - Quoted Prices		$262,550,504
Level 2 - Other Significant Observable Inputs		10,313,050
Level 3 - Significant Unobservable Inputs		6,754
Total		$272,870,308

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at March 31, 2025.